Licensing Agreement and Royalty Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Licensing Agreement and Royalty Payable

Note 5 – Licensing Agreement and Royalty Payable

We have a licensing agreement with ABG TapouT, LLC (“TapouT”), providing us with licensing rights to the brand “TapouT” on energy drinks, energy shots, water, teas and sports drinks for beverages sold in the United States of America, its territories, possessions, U.S. military bases and Mexico. Under the terms of the agreement, we are required to pay a 6% royalty on net sales, as defined. In 2020 and 2019, we are required to make monthly payments of $45,000 and $39,000, respectively.

The unpaid amount of royalties was $90,000 at June 30, 2020. Guaranteed minimum royalty payments totaled $135,000 and $117,000 for the three months ended June 30, 2020 and 2019, which is included in general and administrative expenses. Guaranteed minimum royalty payments totaled $270,000 and $234,000 for the six months ended June 30, 2020 and 2019, which is included in general and administrative expenses.

Note 5 – Licensing Agreement and Royalty Payable

During 2012, we entered into an assignment agreement with ABG TapouT, LLC (“TapouT”) to obtain the licensing rights of the brand “TapouT” on energy drinks, energy shots, water, teas and sports drinks for beverages sold in the United States of America, its territories, possessions, U.S. military bases and Mexico. Under the terms of the agreement, we are required to pay ABG Tapout, LLC a 6% royalty on net sales (gross revenue less discounts and allowances). The agreement requires us to make varying guaranteed minimum royalty payments in the total amount of $3,500,000 for the initial period of 5 years beginning in 2012. The terms of the license agreement were subsequently amended on several occasions between 2012 and 2016. During April 2017, the license agreement was again amended, to extend the term through December 31, 2018 with a 5-year renewal option if $5 million of net sales were achieved in 2018. The amendment also stated we were required to make a $30,000 payment on the date of the executed amendment, monthly payments of $30,000 starting on April 30, 2017 through December 31, 2017, and monthly payments of $26,484 starting on January 31, 2018 through December 31, 2018. We did not achieve the minimum net sales requirement per the amendment terms for 2018. In 2019 the agreement was once again amended extending the term through December 31, 2019. Per the 2019 amendment, the Company is required to make twelve monthly payments of $39,000. See Note 13.

The unpaid amount of royalties was $39,000 and $21,062 as of December 31, 2019 and 2018, respectively. Guaranteed minimum royalty payments totaled $468,000 and $326,750 for the years ended December 31, 2019 and 2018, respectively, which is included in other general and administrative expenses.